Provisions - Provisions for CO2 Emissions Allowances (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other provisions [abstract]
Provisions	$ 107,516	$ 142,727	$ 167,451
Provisions for C02 emissions allowances [Member]
Other provisions [abstract]
Provisions	$ 72,321	$ 90,471	$ 102,756